Staff costs	12 Months Ended
Dec. 31, 2021
Staff costs
Staff costs

8. Staff costs

The following table illustrates the personnel costs for the years 2021, 2020 and 2019.

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Wages and salaries	€(175,167)	€(139,681)	€(113,660)
Social security costs	(29,934)	(26,471)	(14,566)
Pension costs	(8,467)	(7,337)	(4,715)
Costs related to subscription right plans	(70,726)	(79,959)	(38,297)
Other personnel costs	(11,237)	(9,897)	(6,399)
Total personnel costs	€(295,531)	€(263,345)	€(177,637)